Revenue from services provided to customers - Schedule of Disaggregation of Asset Management Fees And Custody Fee (Detail) - JPY (¥) ¥ in Millions	6 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Disaggregation Of Asset Management Fees And Custody Fee [Abstract]
Asset management fees	¥ 114,136	¥ 92,865
Administration fees	53,765	42,005
Custodial fees	16,280	13,603
Total	¥ 184,181	¥ 148,473